CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Solaris LLC
Depreciation and amortization - Proppant system rental	$ 3,352	$ 2,000
Depreciation and amortization - Proppant system services	160	119
Depreciation and amortization - Selling, general and administrative	$ 250	$ 276